Leases - Maturities of lease liabilities (Details)	Dec. 31, 2021 USD ($)
Leases
2022	$ 104,589
2023	144,916
2024	98,246
2025	14,121
Total future minimum lease payments	361,872
Less: imputed interest	23,251
Total operating lease liabilities	$ 338,621